ALLOWANCES FOR DOUBTFUL RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2015
ALLOWANCES FOR DOUBTFUL RECEIVABLES [Abstract]
Schedule of Allowances for Accounts Receivable
	Year ended December 31,
	2013	2014	2015
Beginning of the year	$1,592,467	$7,160,782	$3,189,110
Allowances (Reversal) during the year	5,482,019	(3,823,744)	(2,026,567)
Foreign exchange effect	86,296	(147,928)	(75,078)
Closing balance	$7,160,782	$3,189,110	$1,087,465